Allowance for Loan Losses	6 Months Ended
Jun. 30, 2011
Allowance for Loan Losses

NOTE 5.               Allowance for Loan Losses

The Company considers that the determination of the allowance for loan losses involves a higher degree of judgment and complexity than its other significant accounting policies.   The balance in the allowance for loan losses is determined based on management’s review and evaluation of the loan portfolio in relation to past loss experience, the size and composition of the portfolio, current economic events and conditions, and other pertinent factors, including management’s assumptions as to future delinquencies, recoveries and losses.   All of these factors may be susceptible to significant change.   To the extent actual outcomes differ from management’s estimates, additional provisions for loan losses may be required that would adversely impact earnings in future periods.

The following table presents an analysis of the allowance for loan losses.

(in 000’s)			For the six months ended June 30, 2011
	Commercial and industrial	Commercial real estate	Consumer real estate	Consumer loans other	Total
Beginning balance	$ 301	$ 553	$ 52	$ 20	$ 926
Provision for possible loan losses	40	23	-	7	70

Charge-offs	(62)	(148)	-	(37)	(247)
Recoveries	1	4	3	10	18
Net charge-offs	(61)	(144)	3	(27)	(229)

Ending balance	$ 280	$ 432	$ 55	$ -	$ 767

Period-end amount allocated to:

Loans indivdually evaluated for impairment	$ 27	$ -	$ -	$ -	$ 27
Loans collectively evaluated for impairment	253	432	55	-	740
	$ 280	$ 432	$ 55	$ -	$ 767

Loans, ending balance:
Loans indivdually evaluated for impairment	$ 621	$ 1,148	$ -	$ -	$ 1,769
Loans collectively evaluated for impairment	3,053	28,740	6,010	2,005	39,808
Total	$ 3,674	$ 29,888	$ 6,010	$ 2,005	$ 41,577

			For the six months ended June 30, 2010

Allowance for credit losses
Beginning balance					$727
Charge-offs:					(309)
Recoveries:					20
Net charge-offs					(289)
Provisions for loan losses charged to expense					407
Ending balance					$845

Nonperforming and Nonaccrual and Past Due Loans

Non-accrual and Past Due Loans.  Loans are considered past due if the required principal and interest payments have not been received 30 days as of the date such payments were due.  The Bank generally places a loan on non-accrual status when interest or principal is past due 90 days or more.  If it otherwise appears doubtful that the loan will be repaid, management may place the loan on nonaccrual status before the lapse of 90 days. Interest on loans past due 90 days or more ceases to accrue except for loans that are well collateralized and in the process of collection.  When a loan is placed on nonaccrual status, previously accrued and unpaid interest is reversed out of income.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

An age analysis of past due loans, segregated by class of loans, as of June 30, 2011 follows:

(In 000’s)		Accruing
	Loans	Loans 90 or
	30-89 Days	More Days		Total Past	Current
	Past Due	Past Due	Nonaccrual	Due Loans	Loans	Total Loans
Commercial and industrial:
Commercial	$ 38	$ -	$ 502	540	$ 1,023	$ 1,563
SBA loans	50	-	18	68	186	254
Asset-based	-	-	101	101	1,756	1,857
Total Commercial and industrial	88	-	621	709	2,965	3,674

Commercial real estate:
Commercial mortgages	-	-	651	651	14,487	15,138
SBA loans	-	9	58	67	477	544
Construction	-	-	-	-	611	611
Religious organizations	-	-	439	439	13,156	13,595
Total Commercial real estate	0	9	1,148	1,157	28,731	29,888

Consumer real estate:
Home equity loans	13	-	128	141	1,616	1,757
Home equity lines of credit	39	-	-	39	547	586
1-4 family residential mortgages	58	-	260	318	3,349	3,667
Total consumer real estate	109	-	388	497	5,513	6,010

Total real estate	109	9	1,536	1,654	34,244	35,898

Consumer and other:
Consumer installment	-	1	3	4	63	67
Student loans	72	75	-	147	1,627	1,774
Other	2	-	-	2	162	164
Total consumer and other	74	76	3	153	1,852	2,005

Total loans	$ 271	$ 85	$ 2,160	$ 2,516	$ 39,061	$ 41,577

An age analysis of past due loans, segregated by class of loans, as of December 31, 2010 follows:

(In 000’s)		Accruing
	Loans	Loans 90 or
	30-89 Days	More Days		Total Past	Current
	Past Due	Past Due	Nonaccrual	Due Loans	Loans	Total Loans
Commercial and industrial:
Commercial	$ 442	$ -	$ 505	946	$ 2,187	$ 3,133
SBA loans	12	-	18	30	198	229
Asset-based	-	-		-	2,367	2,367
Total Commercial and industrial	454	-	523	977	4,753	5,729

Commercial real estate:
Commercial mortgages	125	-	1,495	1,620	14,154	15,774
SBA loans			58	58	1,253	1,311
Religious organizations	126	-	315	441	13,213	13,653
Total Commercial real estate	251	-	1,868	2,119	28,620	30,738

Consumer real estate:
Home equity loans	155	142	130	427	1,386	1,813
Home equity lines of credit	-	-	-	-	714	714
1-4 family residential mortgages	-	-	261	261	4,171	4,432
Total consumer real estate	155	142	391	688	6,271	6,959

Total real estate	406	142	2,259	2,806	34,891	37,697

Consumer and other:
Consumer installment	8	-	-	8	74	82
Student loans	87	44	-	131	1,781	1,912
Other	13	19	-	32	160	192
Total consumer and other	108	63	-	171	2,016	2,186

Total loans	$ 968	$ 205	$ 2,782	$ 3,954	$41,659	$45,612

Loan Origination/Risk Management.  The Bank has lending policies and procedures in place to maximize loan income within an acceptable level of risk.  Management reviews and approves these policies and procedures on a regular basis.  A reporting system supplements the review process by providing management with periodic reports related to loan origination, asset quality, concentrations of credit, loan delinquencies and non-performing and emerging problem loans.  Diversification in the portfolio is a means of managing risk with fluctuations in economic conditions.

Credit Quality Indicators.  For commercial loans, management uses internally assigned risk ratings as the best indicator of credit quality.  Each loan’s internal risk weighting is assigned at origination and updated at least annually and more frequently if circumstances warrant a change in risk rating.  The Bank uses a 1 through 7 loan grading system that follows regulatory accepted definitions as follows:

•         Risk ratings of “1” through “3” are used for loans that are performing and meet and are expected to continue to meet all of the terms and conditions set forth in the original loan documentation and are generally current on principal and interest payments.  Loans with these risk ratings are reflected as “Good/Excellent” and “Satisfactory” in the following table.

•         Risk ratings of “4” are assigned to “Pass/Watch” loans which may require a higher degree of regular, careful attention.  Borrowers may be exhibiting weaker balance sheets and positive but inconsistent cash flow coverage. Borrowers in this classification generally exhibit a higher level of credit risk and are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification. Loans with this rating would not normally be acceptable as new credits unless they are adequately secured and/or carry substantial guarantors. Loans with this rating are reflected as “Pass” in the following table.

•         Risk ratings of “5” are assigned to “Special Mention” loans that do not presently expose the Bank to a significant degree of risks, but have potential weaknesses/deficiencies deserving Management’s closer attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. No loss of principal or interest is envisioned.  Borrower is experiencing adverse operating trends, which potentially could impair debt, services capacity and may necessitate restructuring of credit.  Secondary sources of repayment are accessible and considered adequate to cover the Bank’s exposure. However a restructuring of the debt should result in repayment.  The asset is currently protected, but is potentially weak.  This category may include credits with inadequate loan agreements, control over the collateral or an unbalanced position in the balance sheet which has not reached a point where the liquidation is jeopardized but exceptions are considered material. These borrowers would have limited ability to obtain credit elsewhere.

•         Risk ratings of “6” are assigned to ‘Substandard” loans which are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets must have a well-defined weakness. They are characterized by the distinct possibility that some loss is possible if the deficiencies are not corrected. The borrower’s recent performance indicated an inability to repay the debt, even if restructured. Primary source of repayment is gone or severely impaired and the Bank may have to rely upon the secondary source. Secondary sources of repayment (e.g., guarantors and collateral) should be adequate for a full recovery. Flaws in documentation may leave the bank in a subordinated or unsecured position when the collateral is needed for the repayment.

•         Risk ratings of “7” are assigned to “Doubtful” loans which have all the weaknesses inherent in those classified “Substandard” with the added characteristic that the weakness makes the collection or liquidation in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable.  The borrower’s recent performance indicates an inability to repay the debt.  Recovery from secondary sources is uncertain.  The possibility of a loss is extremely high, but because of certain important and reasonably- specific pending factors, its classification as a loss is deferred.

•         Risk rating of “8” are assigned to “Loss” loans which are considered non-collectible and do not warrant classification as active assets.  They are recommended for charge-off if attempts to recover will be long term in nature.  This classification does not mean that an asset has no recovery or salvage value, but rather, that it is not practical or desirable to defer writing off the loss, although a future recovery may be possible.  Loss should always be taken in the period in which they surface and are identified as non-collectible as a result there is no tabular presentation.

For consumer and residential mortgage loans, management uses performing versus nonperforming as the best indicator of credit quality.  Nonperforming loans consist of loans that are not accruing interest (nonaccrual loans) as a result of principal or interest being in default for a period of 90 days or more or when the ability to collect principal and interest according to contractual terms is in doubt.  These credit quality indicators are updated on an ongoing basis.  A loan is placed on nonaccrual status as soon as management believes there is doubt as to the ultimate ability to collect interest on a loan, but no later than 90 days past due.

The tables below detail the Bank’s loans by class according to their credit quality indictors discussed above.

(In 000’s)			June 30,2011
	Good/Excellent	Satisfactory	Pass	Special Mention	Subtandard	Total

Commercial and industrial:
Commercial	$ 379	$ 575	$ 69	$ 38	$ 502	$ 1,564
SBA loans	-	130	56	-	68	254
Asset-based	-	1,686	70	-	101	1,857
	379	2,392	195	38	671	3,674
Commercial real estate:
Commercial mortgages	-	13,575	801	-	762	15,139
SBA Loans		477	-	-	67	544
Construction	-	611	-	-	-	611
Religious organizations	-	9,815	2,981	360	439	13,595
	-	24,478	3,783	360	1,267	29,888

Total commercial loans	$ 379	$ 26,870	$ 3,977	$ 398	$ 1,938	$ 33,563

		June 30,2011
	Residential Mortgage & Consumer Loans- Performing/Nonperforming
	Performing	Nonperforming	Total

Consumer Real Estate:
Home equity	$ 1,629	$ 128	$ 1,757
Home equity line of credit	586	-	586
1-4 family residential mortgages	3,407	260	3,667
	5,622	388	6,010

Consumer Other:
Consumer Installment	64	3	67
Student loans	1,774	-	1,774
Other	164	-	164
	2,002	3	2,005

Total consumer loans	$ 7,624	$ 391	$ 8,015

Total loans				$ 41,577

(In 000’s)			December 31, 2010
	Good/Excellent	Satisfactory	Pass	Special Mention	Subtandard	Total

Commercial and industrial:
Commercial	$ 379	$ 2,079	$ 72	$ 98	$ 505	$ 3,133
SBA loans	-	90	71	-	68	229
Asset-based	-	2,083	184	101	-	2,368
	379	4,252	327	199	573	5,730
Commercial real estate:
Commercial mortgages	-	13,902	264	-	1,608	15,774
SBA Loans		1,241	-	-	70	1,311
Religious organizations	-	9,920	2,932	360	441	13,653
	-	25,063	3,196	360	2,119	30,738

Total commercial loans	$ 379	$ 29,315	$ 3,523	$ 559	$ 2,692	$ 36,468

		December 31, 2010
	Residential Mortgage & Consumer Loans- Performing/Nonperforming
	Performing	Nonperforming	Total

Consumer Real Estate:
Home equity	$ 1,683	$ 130	$ 1,813
Home equity line of credit	714	-	714
1-4 family residential mortgages	4,171	261	4,432
	6,568	391	6,959

Consumer Other:
Consumer Installment	81	-	81
Student loans	1,912	-	1,912
Other	192	-	192
	2,185	-	2,185

Total consumer loans	$ 8,753	$ 391	$ 9,144

Total loans				$ 45,612

Impaired Loans. The Bank identifies a loan as impaired when it is probable that interest and principal will not be collected according to the contractual terms of the loan agreement. The Bank recognizes interest income on impaired loans under the cash basis when the collateral on the loan is sufficient to cover the outstanding obligation to the Bank.   If these factors do not exist, the Bank will record interest payments on the cost recovery basis.

In accordance with guidance provided by ASC 310-10, “Accounting by Creditors for Impairment of a Loan”, management employs one of three methods to determine and measure impairment: the Present Value of Future Cash Flow Method; the Fair Value of Collateral Method; and the Observable Market Price of a Loan Method.  To perform an impairment analysis, the Company reviews a loan’s internally assigned grade, its outstanding balance, guarantors, collateral, strategy, and a current report of the action being implemented. Based on the nature of the specific loans, one of the impairment methods is chosen for the respective loan and any impairment is determined, based on criteria established in ASC 310-10.

Impaired loans as of June 30, 2011 are set forth in the following table.

(In 000’s)	Unpaid	Recorded	Recorded
	Contractual	Investment	Investment	Total		Average	Interest recognized
	Principal	With No	With	Recorded	Related	Recorded	on impaired
	Balance	Allowance	Allowance	Investment	Allowance	Investment	loans

Commercial and industrial:
Commercial	$ 502	$ 475	$ 27	$ 502	$ 27	$ 471	$ -
SBA loans	18	18	-	18	-	18	-
Asset-based	101	101		101		17	-
Total Commercial and industrial	621	594	27	621	27	506	-

Commercial real estate:
Commercial mortgages	651	651	-	651	-	946	-
SBA Loans	58	58	-	58	-	58	-
Religious Organizations	439	439	-	439	-	440	3
Total Commercial real estate	1,148	1,148	-	1,148	-	1,444	3

Total Loans	$ 1,769	$ 1,742	$ 27	$ 1,769	$ 27	$ 1,951	$ 3

Impaired loans as of December 31, 2010 are set forth in the following table.

	Unpaid	Recorded		Recorded
	Contractual	Investment		Investment		Total		Average	Interst Collected
	Principal	With No		With		Recorded	Related	Recorded	on impaired
	Balance	Allowance		Allowance		Investment	Allowance	Investment	loans

Commercial and industrial:
Commercial	$ 505	$ 422		$ 83	#	$ 505	$ 83	$ 73	$ 21
SBA loans	21	18		-		$ 18	-	20	-
Asset-based	-	-		-		-	-	20	-
Total Commercial and industrial	526	440		83		523	83	113	21

Commercial real estate:
Commercial mortgages	1,412	577		835		1,412	156	1,700	25
SBA Loans	150	140		-		140	-	289	-
Construction	-	-		-		-	-	338	-
Religious Organizations	441	441		-		441	-	312	17
Total Commercial real estate	2,003	1,158		835		1,993	156	2,639	42

Total Loans	$ 2,529	$ 1,599	#	$ 918		$ 2,516	$ 238	$ 2,752	$ 63

Troubled debt restructurings (“TDRs”).  TDRs occur when a creditor, for economic or legal reasons related to a debtor’s financial condition, grants a concession to the debtor that it would not otherwise consider, such as a below market interest rate, extending the maturity of a loan, or a combination of both. The Company had no troubled debt restructurings at June 30, 2011 and December 31, 2010.